Income taxes - Summary of temporary difference, unused tax losses and unused tax credits (Detail) - Li Cycle Holdings Corp [Member] - USD ($)	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 25,454,491	$ 3,613,127	$ 1,002,981
Deferred tax assets not recognized	(25,454,491)	(3,613,127)	(1,002,981)
Net deferred tax assets	0	0	0
Tax Losses And Tax Credit Carry Forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	14,341,855	3,799,216	1,163,353
Share issuance costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	12,647,471	0	0
Convertible Debt [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	250,729	0	0
Reserves And Provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	233,840	84,464	24,164
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	97,360	0	0
Property Plant And Equipment Due To Differences In Amortization [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(2,732,757)	(205,158)	(184,536)
Right Of Use Assets Net Of Lease Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 615,993	$ (65,395)	$ 0